Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities [Text Block]
MARKETABLE SECURITIES

All of our marketable securities are classified as available-for-sale securities as of December 31, 2011. We had no investment in marketable securities as of December 31, 2010. Available-for-sale securities consist of the following (in thousands):

	December 31, 2011
	Amortized Cost	Gains in Accumulated Other Comprehensive Income	Losses in Accumulated Other Comprehensive Income	Estimated Fair Value
Real estate sector exchange traded fund	$301	$—	$(37)	$264
Real estate sector mutual funds	351	—	(55)	296
Real estate sector common stock	5,808	—	(1,237)	4,571
Total available-for-sale securities	$6,460	$—	$(1,329)	$5,131

During the year ended December 31, 2011, available-for-sale securities were sold for total proceeds of $7.3 million. No available-for-sale securities were sold during the years ended December 31, 2010 and 2009. The gross realized gains and losses on these sales totaled $0.3 million and $0.1 million, respectively, in 2011. For the purpose of determining gross realized gains and losses, the cost of securities sold is based on specific identification. A net unrealized holding loss on available-for-sale securities in the amount of $1.3 million for the year ended December 31, 2011 has been included in accumulated other comprehensive income.